Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Capital
CET1 capital	$ 81,103	$ 76,945
Tier 1 capital	88,400	84,242
Total capital	99,540	93,850
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	479,953	496,898
Market risk	37,685	35,342
Operational risk	75,895	77,639
Total RWA	$ 593,533	$ 609,879
Capital ratios and Leverage ratio
CET1 ratio	13.70%	12.60%
Tier 1 capital ratio	14.90%	13.80%
Total capital ratio	16.80%	15.40%
Leverage ratio	4.20%	4.40%
Leverage ratio exposure (billions)	$ 2,116,000	$ 1,898,000
TLAC available and ratios
TLAC available	$ 183,978	$ 160,961
TLAC ratio	31.00%	26.40%
TLAC leverage ratio	8.70%	8.50%